Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and diluted loss per share
Summary of loss per share

	2024	2023	2022
	£ 000	£ 000	£ 000
Net loss for the period	(781,240)	(59,946)	(94,375)
	£	£	£
Basic and diluted loss per share	(38.46)	(3.13)	(5.26)
	No. of shares	No. of shares	No. of shares
Weighted average issued shares	20,315,572	19,125,061	17,947,038